LONG-TERM DEBT (Details) (USD $)	3 Months Ended		6 Months Ended		0 Months Ended	3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended		0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 22, 2010 Credit Facilities item	Jun. 30, 2014 Credit Facilities	Jun. 30, 2013 Credit Facilities	Jun. 30, 2014 Credit Facilities	Jun. 30, 2013 Credit Facilities	Dec. 31, 2013 Credit Facilities	Jun. 30, 2014 Guaranteed senior unsecured notes	Jun. 30, 2013 Guaranteed senior unsecured notes	Jun. 30, 2014 Guaranteed senior unsecured notes	Jun. 30, 2013 Guaranteed senior unsecured notes	Jul. 24, 2012 2012 Notes	Jul. 24, 2012 Series A maturing in 2022	Jul. 24, 2012 Series B maturing in 2024	Apr. 07, 2010 2010 Notes	Apr. 07, 2010 Series A maturing in 2017	Apr. 07, 2010 Series B maturing in 2020	Apr. 07, 2010 Series C maturing in 2022
Debt instrument
Number of credit facilities					1
Maximum borrowing capacity of line of credit					$ 900,000,000
Amount available under credit facilities after amendment					1,200,000,000
Amount drawn down on the credit facility						520,000,000		520,000,000		200,000,000
Availability under credit facility						678,900,000		678,900,000
Outstanding notes															200,000,000			600,000,000
Proceeds from private placement of guaranteed senior unsecured notes																100,000,000	100,000,000		115,000,000	360,000,000	125,000,000
Interest rate (as a percent)																4.87%	5.02%		6.13%	6.67%	6.77%
Weighted average maturity term on guaranteed senior unsecured notes															11 years			9 years 10 months 2 days
Guaranteed senior unsecured notes, weighted average yield (as a percent)															4.95%			6.59%
Long-term debt interest costs	13,400,000	12,400,000	26,600,000	24,700,000
Interest expenditures capitalized to construction property, plant and mine development	200,000	1,200,000	400,000	2,300,000
Cash interest payments	22,305,000	21,715,000	30,456,000	28,547,000		800,000	200,000	1,900,000	200,000		19,800,000	19,800,000	24,700,000	24,700,000
Cash standby fees						$ 1,400,000	$ 1,200,000	$ 2,800,000	$ 2,400,000